Investment Strategy - T. Rowe Price Cash Reserves Fund	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is a retail money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940.

The securities purchased by the fund are subject to the maturity, quality, diversification, liquidity, and other requirements of Rule 2a-7. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. The fund is managed to provide a stable share price of $1.00 by investing in high-quality, U.S. dollar-denominated money market securities. Money market securities are generally high-quality, short-term obligations issued by companies or governmental entities. The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7, such as certain variable and floating rate instruments).

In addition to investing in money market securities issued by corporations and financial institutions, the fund may also invest in U.S. Treasury securities and other U.S. government securities, and repurchase agreements on those securities; municipal money market securities issued by state and local governments; and money market securities issued by foreign companies and financial institutions, which include U.S. dollar-denominated money market securities traded outside of the U.S. and U.S. dollar-denominated money market securities of foreign issuers traded in the U.S. There is no limit to the fund’s investments in U.S. dollar-denominated money market securities of foreign issuers.

A repurchase agreement is a contract under which the fund (buyer) purchases a security, usually a U.S. government or agency security, from a bank or well established securities dealer (seller) that requires the seller to repurchase the securities from the fund at a specific price on a designated date (which is often the next business day).

As a retail money market fund, the fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. In addition, like other retail money market funds, the fund is subject to the possible imposition of liquidity fees if the fund’s Board of Directors (or its delegate) determines that such fee is in the best interests of the fund.